Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments
28	Commitments

(a)	Operating lease commitments

The Group leases premises for aesthetic healthcare services and offices under non-cancellable operating agreements. The lease terms are between 3 and 9 years, and a majority of lease agreements are renewable at the end of the lease period at market rate.

From 1 January 2021, the Group has recognised right-of-use assets for these leases, except for short-term as stated in note 2.24 and note 13.

The future aggregate minimum lease payments under non-cancellable operating leases as follows:

	2024	2025
	RMB’000	RMB’000
Less than 1 year	34,148	31,996
1 to 2 years	19,799	28,485
2 to 5 years	38,683	72,990
More than 5 years	8,360	21,305
Total	100,990	154,776

(b)	Contingencies

Certain subsidiaries of the Company have been named as defendants in two litigations in the PRC. The maximum amount of the damages claimed by the plaintiffs amounted to an aggregate of approximately RMB9,360,000 (2024: RMB44,985,000). The restricted cash of RMB5,102,000 was reserved as at December 31, 2025.